S-K 1603, SPAC Sponsor; Conflicts of Interest	Jul. 24, 2026
Spac Sponsor And Conflicts Of Interest Line Items
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our Sponsor, directors and officers has agreed to restrictions on their ability to transfer, assign, or sell the founder shares and private placement units (and the securities included therein) as summarized in the table below.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

Earlier of six months after completion of our initial business combination; or if the closing price of our ordinary shares equals or exceeds $12.00 per Class A ordinary share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing any time 150 days after completion of our initial business combination

The Sponsor, Karan Thakur, Alexander Tjiang, and other officers, directors and advisor.

Transfers permitted (i) to any officer, director, or employee of the Company, including to a family member or affiliate of such officer, director, or employee; (ii) by private sales or transfers, in each case, made in connection with the consummation of our initial business combination at prices no greater than the price at which the securities were originally purchased; (iii) in the event of our liquidation prior to the completion of our initial business combination; (iv) by virtue of the laws of the Cayman Islands or our Sponsor’s limited liability company agreement upon dissolution of our Sponsor; and (v) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to the completion of our initial business combination

Private Placement Units	180 days after the completion of our initial business combination	The Sponsor	Same as above